OFF-BALANCE SHEET ITEMS (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of credit risk exposure [abstract]
Schedule of Credit Exposure
The credit exposure for these transactions is detailed below:

Item	03.31.25	12.31.24
Agreed Credits	1,225,217,350	1,166,871,058
Documentary Export/Import Credits	85,829,448	132,663,267
Guarantees Granted	1,115,640,263	1,000,981,228
Liabilities for Foreign Trade Operations	101,729,079	80,409,381

Schedule of Fees and Commissions Related to Credit Exposure
The fees related to the aforementioned items, as of the indicated dates, were as follows:

Item	03.31.25	03.31.24
For Agreed Credits	407,001	65,029
For Documented Export and Import Credits	486,737	447,837
For Guarantees Granted	1,455,906	1,666,224

Schedule of Expected Credit Loss
The expected credit loss for the aforementioned items, as of the indicated dates, is detailed below:

Item	03.31.25	12.31.24
For Agreed Credits	1,386,029	1,054,888
For Documented Export and Import Credits	3,132,666	2,256,608
For Guarantees Granted	18,201,323	14,730,099
Liabilities for Foreign Trade Operations	21,140	620,991

Schedule of Counter-guarantees, Classified by Type
To provide guarantees to our clients, in certain circumstances, counter-guarantees may be required. The amounts, by type, are as follows:

Item	03.31.25	12.31.24
Other preferred guarantees received	23,167,028	28,670,271
Other guarantees received	—	—

Schedule of Credit Risk by Probability of Default
The risk of loss in these offsetting transactions is not significant.

Item	03.31.25	12.31.24
Values to be Debited	269,777,995	285,802,721
Values to be Credited	241,614,071	265,571,211
Collection Values	1,568,750,538	1,588,997,510

Schedule of Amounts of Trust Funds and Securities Held in Custody
The Group acts as trustee under trust agreements to guarantee obligations derived from various contracts between parties; The amounts registered in the trust fund and the securities held in escrow, as of the indicated dates, are as follows:

Item	03.31.25	12.31.24
Trust Funds	23,805,101	24,793,033
Securities held in Escrow	51,362,189,200	47,523,085,445